Valuation Allowances - Summary of Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 4.4	$ 5.0	$ 5.0	$ 8.4	$ 4.0
Provision for doubtful accounts	1.4	$ 2.0	4.0	4.2	7.7
Recovery of bad debts			2.2	0.6	1.7
Write-offs of bad debt			(7.0)	(8.2)	(5.4)
Other			0.2	0.0	0.4
Ending balance	$ 3.8		$ 4.4	$ 5.0	$ 8.4